2. Loans: Schedule of Loans and Financing Receivable (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Gross	$ 512,592,704	$ 485,149,825
Financing Receivable, percent of portfolio	100.00%	100.00%
Financing Receivable, net charge-offs	28,683,335	24,952,664
Financing Receivable, percent net charge-offs	100.00%	100.00%
Cosumer Loans
Financing Receivable, Gross	468,956,278	442,998,555
Financing Receivable, percent of portfolio	91.50%	91.30%
Financing Receivable, net charge-offs	27,824,196	24,475,597
Financing Receivable, percent net charge-offs	97.00%	98.10%
Real Estate Loans
Financing Receivable, Gross	19,914,898	20,006,101
Financing Receivable, percent of portfolio	3.90%	4.10%
Financing Receivable, net charge-offs	71,789	5,603
Financing Receivable, percent net charge-offs	0.00%	0.00%
Sales Finance Contracts
Financing Receivable, Gross	23,721,528	22,145,169
Financing Receivable, percent of portfolio	4.60%	4.60%
Financing Receivable, net charge-offs	$ 787,350	$ 471,464
Financing Receivable, percent net charge-offs	3.00%	1.90%